RESERVES	12 Months Ended
Dec. 31, 2021
RESERVES
RESERVES

43.   RESERVES

	2020	2021
	RMB	RMB
Capital reserve (Note (a))
Balance as at January 1	34,503	34,263
Distribution to sellers in the business combination of entities under common control (Note 35)	(972)	(6,124)
Transaction with non-controlling interests	(138)	(1,396)
Others	870	319
Balance as at December 31	34,263	27,062

Share premium (Note (b))
Balance as at January 1	55,850	55,850
Balance as at December 31	55,850	55,850

Statutory surplus reserve (Note (c))
Balance as at January 1	90,423	92,280
Appropriation	1,857	3,944
Balance as at December 31	92,280	96,224

Discretionary surplus reserve
Balance as at January 1	117,000	117,000
Balance as at December 31	117,000	117,000

Other reserves
Balance as at January 1	1,941	3,500
Other comprehensive income	1,406	17,574
Amounts transferred to initial carrying amount of hedged items	(47)	(19,302)
Others	200	723
Balance as at December 31	3,500	2,495

Retained earnings (Note (d))
Balance as at January 1	322,931	322,361
Net income attributable to owners of the Company	33,431	71,975
Final dividend inspect of the previous year, approved and paid during the year (Note (e))	(23,004)	(15,739)
Interim dividend (Note (f))	(8,475)	(19,371)
Appropriation	(1,857)	(3,944)
Others	(665)	(802)
Balance as at December 31	322,361	354,480
	625,254	653,111

Notes:

(a)	The capital reserve represents (i) the difference between the total amount of the par value of shares issued and the amount of the net assets transferred from Sinopec Group Company in connection with the Reorganization (Note 1), and (ii) the difference between the considerations paid over or received the amount of the net assets of entities and related operations acquired from or sold to Sinopec Group Company and non-controlling interests.
(b)	The application of the share premium account is governed by Sections 167 and 168 of the PRC Company Law.
(c)

According to the PRC Company Law and the Articles of Association of the Company, the Company is required to transfer 10% of its net income determined in accordance with the accounting policies complying with Accounting Standards for Business Enterprises (“CASs”),  adopted by the Group to statutory surplus reserve. In the event that the reserve balance reaches 50% of the registered capital, no transfer is required. The transfer to this reserve must be made before distribution of a dividend to shareholders. Statutory surplus reserve can be used to make good previous years’ losses, if any, and may be converted into share capital by issuing of new shares to shareholders in proportion to their existing shareholdings or by increasing the par value of the shares currently held by them, provided that the balance after such issue is not less than 25% of the registered capital.

During the years ended December 31, 2019, 2020 and 2021, the Company transferred RMB 3,745, RMB 1,857 and RMB 3,944 respectively, being 10% of the net income determined in accordance with the accounting policies complying with CASs.

43.   RESERVES (Continued)

Notes: (Continued)

The usage of the discretionary surplus reserve is similar to that of statutory surplus reserve.

(d)

As at December 31, 2020 and 2021, the amount of retained earnings available for distribution was RMB 115,849 and RMB 116,440, respectively, being the amount determined in accordance with CASs. According to the Articles of Association of the Company, the amount of retained earnings available for distribution to owners of the Company is the lower of the amount determined in accordance with the accounting policies complying with CASs and the amount determined in accordance with the accounting policies complying with IFRS.

Pursuant to a resolution passed at the director’s meeting on March 25, 2022, final dividends in respect of the year ended December 31, 2021 of RMB 0.31 per share totaling RMB 37,532 were proposed for shareholders’ approval at the Annual General Meeting. Final cash dividend for the year ended December 31, 2021 proposed after the date of the statement of financial position has not been recognized as a liability at the date of the statement of financial position.

(e)

Pursuant to the shareholders’ approval at the Annual General Meeting on May 19, 2020, a final dividend of RMB 0.19 per share totaling RMB 23,004 according to total shares as at June 9, 2020 was approved. All dividends have been paid in the year ended December 31, 2020.

Pursuant to the shareholders’ approval at the Annual General Meeting on May 25, 2021, a final dividend of RMB 0.13 per share totaling RMB 15,739 according to total shares as at June 16, 2021 was approved. All dividends have been paid in the year ended December 31, 2021.

(f)

Pursuant to the shareholders’ approval at the General Meeting on September 28, 2020, the interim dividends for the year ended December 31, 2020 of RMB 0.07 per share totaling RMB 8,475 were approved. Dividends were paid on October 23, 2020.

Pursuant to the Company’s Articles of Association and a resolution passed at the Directors’ meeting on August 27, 2021, the directors authorized to declare the interim dividends for the year ended December 31, 2021 of RMB 0.16 per share totaling RMB 19,371. Dividends were paid on September 17, 2021.